Intangible Assets	6 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
5.	INTANGIBLE ASSETS

Intangible assets included in other assets consisted of the following:

	September 30, 2021	March 31, 2021
Software	$2,195	$2,163
Less-Accumulated Amortization	(1,995)	(1,880)
Total, net	$200	$283

For the six months ended September 30, 2021 and 2020, amortization expense was $86 and $111, respectively.